Taxes on Income - Schedule of Theoretical Statutory Tax Benefit to Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Theoretical Statutory Tax Benefit to Income Tax Benefit [Abstract]
Loss (income) before taxes	$ 13,648	$ (4,801)	$ 4,132
Israeli statutory income tax rate	23.00%	23.00%	23.00%
Theoretical statutory tax benefit (expense)	$ 3,139	$ (1,104)	$ 950
Revaluation of convertible notes and warrants	(966)	905	(464)
Share based payment	(1,245)
Temporary deductible difference	120	(164)	(26)
Profit (losses) for which a valuation allowance was provided or benefit from loss carryforwards and permanent differences	(1,048)	363	(460)
Income tax expense